FINANCIAL ASSETS AND LIABILITIES (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2023	Jul. 18, 2023	Dec. 31, 2022
Financial Assets And Liabilities
Fair value of book value	$ 1,350		$ 1,435
Total outstanding amount		$ 2,283